Federated International Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017
Please delete all references to State Street Bank and Trust Company as Custodian and replace with The Bank of New York Mellon.
October 30, 2017

Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454173 (10/17)
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2017©Federated Investors, Inc.